Employee Benefits	12 Months Ended
Dec. 31, 2015
Employee Benefits
9. Employee Benefits

Certain Company employees are eligible to participate in a defined contribution plan (the "Plan"). Participants in the Plan may elect to defer a portion of their pre-tax earnings into a pension plan, which is run by an independent party. The Company matches participant's contributions typically at 6% of the participant's annual compensation. Contributions to the plan are recorded, as an expense in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2013, December 31, 2014 and December 31, 2015 were $20,293,000, $22,582,000 and $21,874,000 respectively.

The Company's United States operations maintain a retirement plan (the "U.S. Plan") that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service annual contribution limit. The Company matches 50% of each participant's contributions; each participant can contribute up to 6% of their annual compensation. Contributions to this U.S. Plan are recorded, in the year contributed, as an expense in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2013, December 31, 2014 and December 31, 2015 were $9,816,000, $10,514,000 and $12,802,000 respectively.

One of the Company’s subsidiaries, ICON Development Solutions Limited, operates a defined benefit pension plan in the United Kingdom for its employees. The plan is managed externally and the related pension costs and liabilities are assessed in accordance with the advice of a professionally qualified actuary. Plan assets at December 31, 2015, December 31, 2014 and December 31, 2013, consist of units held in independently administered funds. The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60, Defined Benefit Plans – Other Postretirement. The plan has been closed to new entrants with effect from July 1, 2003.

Change in benefit obligation	December 31, 2015	December 31, 2014
	(in thousands)
Benefit obligation at beginning of year	$32,875	$24,958
Service cost	78	91
Interest cost	1,140	1,235
Plan participants’ contributions	26	44
Plan curtailments	-	359
Benefits paid	(1,111)	(68)
Actuarial (gain)/loss	(3,992)	8,270
Foreign currency exchange rate changes	(1,647)	(2,014)
Benefit obligation at end of year	$27,369	$32,875

Change in plan assets	December 31, 2015	December 31, 2014
	(in thousands)
Fair value of plan assets at beginning of year	$25,409	$21,422
Actual return on plan assets	277	5,424
Employer contributions	114	155
Plan participants’ contributions	26	44
Benefits paid	(1,111)	(68)
Foreign currency exchange rate changes	(1,348)	(1,568)
Fair value of plan assets at end of year	$23,367	$25,409

The fair values of the assets above do not include any of the Company’s own financial instruments, property occupied by, or other assets used by, the Company.

Funded status	December 31, 2015	December 31, 2014
	(in thousands)
Projected benefit obligation	$(27,369)	$(32,875)
Fair value of plan assets	23,367	25,409
Funded status	$(4,002)	$(7,466)

Non-current other liabilities (note 8)	$(4,002)	$(7,466)

The following amounts were recorded in the consolidated statement of operations as components of the net periodic benefit cost:

	December 31, 2015	December 31, 2014	December 31, 2013
	(in thousands)
Service cost	$78	$91	$251
Interest cost	1,140	1,235	1,005
Expected return on plan assets	(661)	(1,299)	(983)
Amortization of net loss	224	20	130
Curtailment loss	-	359	-
Net periodic benefit cost	$781	$406	$403

The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2013, December 31, 2014 and December 31, 2015:

	December 31,	December 31,	December 31,
	2015	2014	2013
Discount rate	3.6%	4.7%	4.6%
Rate of compensation increase	3.6%	4.0%	3.4%
Expected rate of return on plan assets	2.7%	6.1%	5.7%

Accumulated other comprehensive income	December 31, 2015	December 31, 2014	December 31, 2013
	(in thousands)
Actuarial (gain)/loss - benefit obligation	$(3,992)	$8,270	$680
Actuarial loss/(gain) – plan assets	384	(4,125)	(1,933)
Actuarial gain recognized in net periodic benefit cost	(224)	(20)	(130)
Total	$(3,832)	$4,125	$(1,383)

The estimated net gain and prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are $nil and $nil respectively.

Amounts recognized in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit cost are as follows:

	December 31, 2015	December 31, 2014	December 31, 2013
	(in thousands)
Net actuarial loss	$2,281	$6,113	$1,988
Total	$2,281	$6,113	$1,988

Benefit Obligation

The following assumptions were used in determining the benefit obligation at December 31, 2015:

	December 31,	December 31,
	2015	2014
Discount rate	4.0%	3.6%
Rate of compensation increase	3.7%	3.6%

The discount rate is determined by reference to UK long dated government and corporate bond yields at the balance sheet date.  This is represented by the iboxx corporate bond over 15 year index plus 30 basis points.

Plan Assets

The assets of the scheme are invested with Legal and General and held in a combination of the Active Corporate Bond over 10 Year fund, Gilt, and Index Linked Gilt funds. The overall investment strategy is that approximately 70% of investments are in government bonds (both fixed interest and index linked) and approximately 30% of investments are held in corporate bonds. There is no self-investment in employer related assets. The expected long-term rate of return on assets at December 31, 2015 of 3.0% was calculated as the value of the fund after application of a market value reduction factor.   The expected long term rates of return on different asset classes are as follows:

Asset Category	Expected long-term return per annum
Corporate Bonds	4.0%
Gilts	2.6%

The long-term expected return on corporate bonds and gilts (fixed interest and index linked) is determined by reference to bond yields and gilt yields at the balance sheet date.

The underlying asset split of the fund is shown below.

Asset Category	December 31, 2015	December 31, 2014
Corporate Bonds	26%	26%
Gilts	74%	74%
	100%	100%
Applying the above expected long term rates of return to the asset distribution at December 31, 2015, gives rise to an expected overall rate of return of scheme assets of approximately 3.0% per annum.

Plan Asset Fair Value Measurements

	Quoted Prices in Active Markets for Identical Assets Level 1 (in thousands)
	December 31, 2015	December 31, 2014
Cash	$3	$16

Fixed Income Securities
Legal and General Active Corporate Bond – Over 10 Year	6,256	6,560
Legal and General Gilt Funds	6,528	6,977
Legal and General Index Linked Gilt Funds	10,580	11,856
	$23,367	$25,409

Cash Flows

The Company expects to contribute $0.1 million to its pension fund in the year ending December 31, 2016.

The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)

2016	66
2017	68
2018	71
2019	72
2020	75
Years 2021 - 2025	$376

The expected cash flows are estimated figures based on the members expected to retire over the next 10 years assuming no early retirements plus an additional amount in respect of recent average withdrawal experience.  At the present time it is not clear whether annuities will be purchased when members reach retirement or whether pensions will be paid each month out of scheme assets.  The cash flows above have been estimated on the assumption that pensions will be paid monthly out of scheme assets.  If annuities are purchased, then the expected benefit payments will be significantly different from those shown above.

On May 7, 2014 the Company acquired 100% of the common stock of Aptiv Solutions (“Aptiv”).  The acquisition of Aptiv was accounted for as a business combination in accordance with FASB ASC 805 Business Combinations.  The Company has a defined benefit plan covering its employees in Switzerland as mandated by the Swiss government.  Benefits are based on the employee’s years of service and compensation.  Benefits are paid directly by the Company when they become due, in conformity with the funding requirements of applicable government regulations.  The plan is managed externally and the related pension costs and liabilities are assessed in accordance with the advice of a professionally qualified actuary. Plan assets at December 31, 2015 and December 31, 2014 consist of units held in independently administered funds. The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60, Defined Benefit Plans – Other Postretirement.

Change in benefit obligation	December 31, 2015
(in thousands)

Benefit obligation at beginning of year	8,884
Service cost	618
Interest cost	159
Actuarial loss	81
Foreign currency exchange rate changes	(1,205)
Benefit obligation at end of year	8,537

Change in plan assets

Fair value of plan assets at beginning of year	7,061
Expected return on plan assets	93
Actual return on plan assets	(1,075)
Scheme contributions	194
Plan participants’ contributions	216
Benefits paid	(1,146)
Foreign currency exchange rate changes	7
Fair value of plan assets at end of year	5,350

The fair values of the assets above do not include any of the Company’s own financial instruments, property occupied by, or other assets used by, the Company.

Funded status	December 31, 2015
(in thousands)
Projected benefit obligation	$8,537
Fair value of plan assets	(5,350)
Funded status	3,187

Non-current other liabilities (note 8)	3,187

December 31, 2015
(in thousands)
Service cost	$402
Interest cost	159
Expected return on plan assets	(119)
Settlement loss	18
Net periodic benefit cost	$460

The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the year ended December 31, 2015:

December 31,
2015
Discount rate	1.35%
Rate of compensation increase	2.0%
Expected rate of return on plan assets	1.35%

Accumulated other comprehensive income	December 31, 2015
Actuarial loss - benefit obligation	$81
Actuarial (gain) – plan assets	1,075
Prior service cost recognized in net periodic benefit cost	(17)
Total	$1,139

The estimated net gain and prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are $nil and $nil respectively.

Benefit Obligation

The following assumptions were used in determining the benefit obligation at December 31, 2015:

December 31,
2015
Discount rate	0.95%
Rate of compensation increase	2.0%

The discount rate is determined by reference to Swiss long dated government and corporate bond yields at the balance sheet date.

Plan Assets

The assets of the scheme are invested with Swiss Life and held in a combination of debt securities, equity securities and in real estate. There is no self-investment in employer related assets. The expected long term rates of return on different asset classes are as follows:

Asset Category	December 31, 2015
Equity securities	1%
Debt securities	75%
Real estate	12%
Other	12%
100%

Cash Flows

The Company expects to contribute $0.2 million to its pension fund in the year ending December 31, 2016.

The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)

2016	166
2017	169
2018	171
2019	182
2020	182
Years 2021 - 2025	$1,205

The expected cash flows are estimated figures based on the members expected to retire over the next 10 years assuming no early retirements plus an additional amount in respect of recent average withdrawal experience.  At the present time it is not clear whether annuities will be purchased when members reach retirement or whether pensions will be paid each month out of scheme assets.  The cash flows above have been estimated on the assumption that pensions will be paid monthly out of scheme assets.  If annuities are purchased, then the expected benefit payments will be significantly different from those shown above.